Operating Segments - Summary of Bank's Financial Results by Geographic Region (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Canada [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	$ (68)	$ (115)
Mexico [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	11
Peru [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	4	3
Chile [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	6	10
Colombia [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations		(2)
Caribbean And Central America [Member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	109	117
Other International [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	$ 136	$ 140